Financial Instruments (Fair Value of Derivative Instruments Table) (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	$ 719	$ 918
Fair value of total derivative instruments, Liabilities	6,802.0	4,116.0
Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	522	744
Fair value of total derivative instruments, Liabilities	456.0	345.0
Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	197	174
Fair value of total derivative instruments, Liabilities	45.0	159.0
Prepaid expenses and other current assets | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets		47
Prepaid expenses and other current assets | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	187	135
Prepaid expenses and other current assets | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	94	142
Prepaid expenses and other current assets | Equity contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	36	9
Investments and sundry assets | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	308	557
Investments and sundry assets | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	26	5
Investments and sundry assets | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	67	23
Other accrued expenses and liabilities | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	0
Other accrued expenses and liabilities | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	331.0	267.0
Other accrued expenses and liabilities | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	40.0	152.0
Other accrued expenses and liabilities | Equity contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	4.0	7.0
Other liabilities | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	13.0
Other liabilities | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	112.0	78.0
Other liabilities | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	1.0
Long term debt
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	6,111.0	3,035.0
Long term debt | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	6,111.0	3,035.0
Short term debt
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	190.0	578.0
Short term debt | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	$ 190.0	$ 578.0